CAPITALIZED SOFTWARE	12 Months Ended
Dec. 31, 2023
Capitalized Software
CAPITALIZED SOFTWARE

NOTE 5 – CAPITALIZED SOFTWARE

Capitalized software consists of the following at:

	December 31, 2023	December 31, 2022
Capitalized software	$3,594,249	$3,178,850
Accumulated amortization	(2,823,116)	(2,428,995)
Capitalized software, net	$771,133	$749,855

Amortization expense for the years ended December 31, 2023, 2022 and 2021 was $385,488, $225,447 and $285,069, respectively.

Estimated amortization for capitalized software for future periods is as follows:

Year Ended December 31,
2024	$386,591
2025	326,062
2026	58,480
$771,133

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS